Note 22 - Deferred tax assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Note 22 - Deferred tax assets and liabilities
Disclosure of deferred tax assets and liabilities [text block]

Deferred tax liabilities

	Fixed assets	Inventories	Intangible assets and other	Total
At the beginning of the year	575,667	43,532	114,542	733,741
Translation differences	41	113	397	551
Increase due to business combinations (*)	4,175	7,563	5,498	17,236
Charged to other comprehensive income	-	-	138	138
Income statement charge	38,991	63,127	39,627	141,745
At December 31, 2023	618,874	114,335	160,202	893,411

	Fixed assets	Inventories	Intangible assets and other	Total
At the beginning of the year	669,830	27,508	104,346	801,684
Translation differences	(64)	15	600	551
Charged to other comprehensive income	-	-	1,719	1,719
Income statement (credit) / charge	(94,099)	16,009	7,877	(70,213)
At December 31, 2022	575,667	43,532	114,542	733,741

Deferred tax assets

	Provisions and allowances	Inventories	Tax losses	Other	Total
At the beginning of the year	(25,817)	(180,152)	(310,589)	(156,984)	(673,542)
Translation differences	(6)	(24)	1	(611)	(640)
Increase due to business combinations (*)	(1,374)	(223)	(1,875)	(35,941)	(39,413)
Charged to other comprehensive income	-	-	-	(2,342)	(2,342)
Income statement (credit) / charge	(4,314)	(18,620)	(322,431)	9,881	(335,484)
At December 31, 2023	(31,511)	(199,019)	(634,894)	(185,997)	(1,051,421)

	Provisions and allowances	Inventories	Tax losses	Other	Total
At the beginning of the year	(25,083)	(85,037)	(485,763)	(176,627)	(772,510)
Translation differences	(345)	114	747	(245)	271
Charged to other comprehensive income	-	-	-	954	954
Income statement charge / (credit)	(389)	(95,229)	174,427	18,934	97,743
At December 31, 2022	(25,817)	(180,152)	(310,589)	(156,984)	(673,542)

(*) Related to the GPC, Isoplus anticorrosion coating division and Mattr’s pipe coating business unit acquisitions. For more information see note 34.

Disclosure of temporary difference, unused tax losses and unused tax credits [text block]
	Year ended December 31,
	2023	2022
Deferred tax assets to be recovered after 12 months	(655,415)	(171,717)
Deferred tax liabilities to be settled after 12 months	689,976	688,124

Deferred tax [text block]
	Year ended December 31,
	2023	2022
Deferred tax assets	(789,615)	(208,870)
Deferred tax liabilities	631,605	269,069
	(158,010)	60,199
	Year ended December 31,
	2023	2022
At the beginning of the year	60,199	29,174
Translation differences	(89)	822
Increase due to business combinations (*)	(22,177)	-
Charged to other comprehensive income	(2,204)	2,673
Income statement (credit) / charge	(193,739)	27,530
At the end of the year	(158,010)	60,199

(*) Related to the GPC, Isoplus anticorrosion coating division and Mattr’s pipe coating business unit acquisitions. For more information see note 34.